Note 15 - Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 1,749	$ 5,250	$ 5,668	$ 1,088	$ 4,144	$ 2,418	$ 2,285	$ 1,814	$ 13,755	$ 10,661	$ 8,220
Stock option expense									164	266	165
Depreciation and amortization									1,499	1,240	1,052
(Increase) decrease in other assets									(1,248)	(1,259)	(944)
Net cash provided by operating activities									17,217	3,623	5,149
Acquisition of Benchmark											(3,413)
Principal payments on other borrowings									(51,000)	(6,693)	(22,398)
Purchase of treasury stock										(95)
Proceeds from sale of treasury shares									95	71	39
Cash paid for cancellation of stock options									(11)
Cash dividends paid									(1,668)	(1,702)	(1,568)
Net cash used in financing activities									78,536	32,390	42,494
Net increase (decrease) in cash									30,622	9,937	(10,799)
Cash at beginning of the year				26,412				16,475	26,412	16,475	27,274
Cash at end of the year	57,034				26,412				57,034	26,412	16,475
Parent Company [Member]
Net income									13,755	10,661	8,220
Equity in undistributed net income of bank subsidiary									(10,405)	(9,994)	(5,066)
Stock option expense									164	266	165
Depreciation and amortization									34	34	34
(Increase) decrease in other assets									843	(1,221)	969
Increase (decrease) in other liabilities									(841)	421	40
Net cash provided by operating activities									3,550	167	4,362
Acquisition of Benchmark											(3,413)
Principal payments on other borrowings									(1,000)	(1,000)	(250)
Purchase of treasury stock										(95)
Proceeds from sale of treasury shares									95	71	39
Cash paid for cancellation of stock options									(11)
Cash dividends paid									(1,668)	(1,702)	(1,568)
Net cash used in financing activities									(2,584)	(2,726)	(1,779)
Net increase (decrease) in cash									966	(2,559)	(830)
Cash at beginning of the year				$ 879				$ 3,438	879	3,438	4,268
Cash at end of the year	$ 1,845				$ 879				$ 1,845	$ 879	$ 3,438